Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000228990
Shareholder Report [Line Items]
Fund Name	Main International ETF
Trading Symbol	INTL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Main International ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/intl/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/intl/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main International ETF	$80	0.71%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 1, 2022)
Main International ETF - NAV	25.51%	15.00%
MSCI ACWI ex USA Index	24.93%	15.62%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 01, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 152,219,982
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 697,304
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$152,219,982
Number of Portfolio Holdings	10
Advisory Fee	$697,304
Portfolio Turnover	36%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.9%
Money Market Funds	3.1%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Money Market Funds	0.5%
Collateral for Securities Loaned	2.7%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core MSCI International Developed Markets ETF	38.9%
iShares Core MSCI Emerging Markets ETF	17.8%
SPDR Portfolio Europe ETF	12.2%
KraneShares CSI China Internet ETF	9.8%
SPDR Portfolio Emerging Markets ETF	7.2%
Vanguard FTSE Pacific ETF	5.7%
Franklin FTSE Mexico ETF	5.6%
State Street Navigator Securities Lending Government Money Market Portfolio	2.7%
Franklin FTSE Canada ETF	2.4%
State Street Institutional Treasury Money Market Fund, Premier Class	0.5%

C000190408
Shareholder Report [Line Items]
Fund Name	Main Sector Rotation ETF
Trading Symbol	SECT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Main Sector Rotation ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/sect/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/sect/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Sector Rotation ETF	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	Since Inception (September 5, 2017)
Main Sector Rotation ETF - NAV	21.69%	17.21%	13.40%
S&P 500® Index	21.45%	17.64%	15.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Sep. 05, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,412,725,970
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 10,249,939
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,412,725,970
Number of Portfolio Holdings	10
Advisory Fee	$10,249,939
Portfolio Turnover	23%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.4%
Money Market Funds	4.6%

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.3%
Money Market Funds	0.6%
Collateral for Securities Loaned	4.2%
Equity	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Technology Select Sector SPDR Fund	33.8%
Communication Services Select Sector SPDR Fund	14.6%
Health Care Select Sector SPDR Fund	13.9%
Financial Select Sector SPDR Fund	12.8%
Consumer Discretionary Select Sector SPDR Fund	9.2%
VanEck Semiconductor ETF	6.8%
iShares Expanded Tech-Software Sector ETF	5.8%
State Street Navigator Securities Lending Government Money Market Portfolio	4.2%
iShares U.S. Home Construction ETF	2.6%
State Street Institutional Treasury Money Market Fund, Premier Class	0.6%

C000223946
Shareholder Report [Line Items]
Fund Name	Main Thematic Innovation ETF
Trading Symbol	TMAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Main Thematic Innovation ETF for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.mainmgtetfs.com/tmat/. You can also request this information by contacting us at 1-866-383-9778
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-383-9778
Additional Information Website	https://www.mainmgtetfs.com/tmat/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Main Thematic Innovation ETF	$105	0.82%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.82%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (January 28, 2021)
Main Thematic Innovation ETF - NAV	58.44%	2.92%
MSCI ACWI Index Net	22.64%	11.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Jan. 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 226,146,977
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,089,128
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$226,146,977
Number of Portfolio Holdings	107
Advisory Fee	$1,089,128
Portfolio Turnover	5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	0.4%
Financials	2.0%
Industrials	3.5%
Collateral for Securities Loaned	5.5%
Consumer Discretionary	6.8%
Health Care	13.1%
Communications	14.6%
Technology	59.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
State Street Navigator Securities Lending Government Money Market Portfolio	5.5%
Cloudflare, Inc., Class A	4.8%
NVIDIA Corporation	3.7%
Oracle Corporation	2.9%
Nebius Group N.V., Class A	2.7%
Snowflake, Inc.	2.3%
Broadcom, Inc.	2.1%
Rubrik, Inc., Class A	2.1%
Credo Technology Group Holding Ltd.	1.9%
Crowdstrike Holdings, Inc., Class A	1.9%